Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
January 1	$ 264	$ 217	$ 212
Additions	878	677	540
Impact of business combination	86	0	0
Payments/utilizations	(829)	(619)	(537)
Changes in offset against gross trade receivables	(3)	(5)	(2)
Currency translation effects	(10)	(6)	4
December 31	$ 386	$ 264	$ 217